Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Long-term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2015	2014

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	1,000
	Fixed	7.500%	2026	199	199
Medium-term notes	Fixed	1.650% - 4.125%	2016 - 2024	7,500	9,250
	Floating	.720% - .852%	2018 - 2019	750	750
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Capitalized lease obligations, mortgage indebtedness and other(b)				204	190

Subtotal				11,453	13,189

Subsidiaries
Subordinated notes	Fixed	4.800%	2015	–	500
	Fixed	3.778%	2020	–	500
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2017 - 2026	11	11
	Floating	.335% - .847%	2016 - 2025	9,081	7,334
Bank notes	Fixed	1.100% - 2.800%	2017 - 2025	5,850	4,050
	Floating	.016% - .803%	2016 - 2055	4,928	6,069
Capitalized lease obligations, mortgage indebtedness and other(b)				755	607

Subtotal				20,625	19,071

Total				$32,078	$32,260
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.43 percent, .57 percent and 1.20 percent, respectively.
(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding at December 31, 2015, were:

(Dollars in Millions)	Parent Company	Consolidated
2016	$1,926	$6,359
2017	1,249	7,144
2018	1,498	5,786
2019	1,511	3,505
2020	–	47
Thereafter	5,269	9,237

Total	$11,453	$32,078